LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total operating lease expense	$ 50,639	$ 50,115	$ 201,713	$ 198,361
Monthly lease payments	329		329
Variable lease expenses	$ 18,513	$ 21,190	$ 86,014	$ 82,662
Weighted average remaining lease term	6 months		9 months
Weighted average discount rate	10.00%		10.00%
office facility lease agreement [Member]
Monthly rent	$ 9,744		$ 9,744
Description of new office facility agreement	twelve-month period beginning July 1, 2022		twelve-month period beginning July 1, 2022
Desription of extend the term of the lease	an amendment to extend the term of the lease from July 1, 2023, through September 30, 2026. The amended lease provides for monthly base rent of $9,310 through September 2024, with fixed escalating monthly base rent for each year thereafter, and no rent due for the months of July through September 2023		an amendment to extend the term of the lease from July 1, 2023, through September 30, 2026. The amended lease provides for monthly base rent of $9,310 through September 2024, with fixed escalating monthly base rent for each year thereafter, and no rent due for the months of July through September 2023